CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 2,093	$ 3,135
Restricted cash	220	286
Trade receivables and other current assets	2,542	2,124
Financial instrument assets	357	368
Due from related parties	944	873
Assets held for sale	6,142	2,049
Total current assets	12,298	8,835
Financial instrument assets	4,395	3,054
Equity-accounted investments	4,087	2,740
Property, plant and equipment, at fair value	70,456	73,475
Goodwill	6,019	5,434
Deferred income tax assets	493	330
Other long-term assets	953	941
Total Assets	98,701	94,809
Current liabilities
Accounts payable and accrued liabilities	2,246	2,104
Financial instrument liabilities	670	636
Due to related parties	7,071	4,855
Corporate borrowings	194	709
Non-recourse borrowings	7,384	5,005
Provisions	112	220
Liabilities directly associated with assets held for sale	4,021	1,036
Total current liabilities	21,698	14,565
Financial instrument liabilities	1,798	2,790
Corporate borrowings	3,492	3,093
Non-recourse borrowings	23,822	25,583
Deferred income tax liabilities	9,395	8,439
Provisions	1,005	1,215
Due to related parties	693	592
Other long-term liabilities	1,824	2,076
Equity
Preferred limited partners’ equity	634	634
Limited partners’ equity	3,970	3,604
Total Equity	34,974	36,456
Total Liabilities and Equity	98,701	94,809
Non-controlling interest
Current assets
Cash and cash equivalents	1,271	2,381
Property, plant and equipment, at fair value	39,365	44,357
Equity
Total Equity	30,370	32,218
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	24,164	26,168
Total Equity	24,164	26,168
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	52	50
Total Equity	52	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,524	2,457
Total Equity	2,524	2,457
BEPC exchangeable shares and class A.2 exchangeable shares
Equity
Non-controlling interests	2,330	2,269
Total Equity	2,330	2,269
Preferred equity
Equity
Non-controlling interests	563	537
Total Equity	563	537
Perpetual subordinated notes
Equity
Non-controlling interests	737	737
Total Equity	$ 737	$ 737